Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: July 12, 2023

Payment Date	7/17/2023
Collection Period Start	6/1/2023
Collection Period End	6/30/2023
Interest Period Start	6/15/2023
Interest Period End	7/16/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$18,410,908.33	$18,410,908.33	$—	—	Feb-25
Class A-3 Notes	$466,200,000.00	$7,674,315.75	$458,525,684.25	0.983539	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$630,693,908.33	$26,085,224.08	$604,608,684.25

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$634,085,118.32	$607,999,894.24	0.448218
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$634,085,118.32	$607,999,894.24
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$18,410,908.33	0.32000%	30/360	$4,909.58
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$630,693,908.33			$445,128.33

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$634,085,118.32	$607,999,894.24
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$634,085,118.32	$607,999,894.24
Number of Receivables Outstanding	47,055	46,249
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	40	40

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,084,663.47
Principal Collections	$25,941,597.30
Liquidation Proceeds	$63,345.52
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,089,606.29
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,089,606.29

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$528,404.27	$528,404.27	$—	$—	$27,561,202.02
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,561,202.02
Interest - Class A-2 Notes	$4,909.58	$4,909.58	$—	$—	$27,556,292.44
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$27,257,147.44
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$27,165,809.44
First Allocation of Principal	$—	$—	$—	$—	$27,165,809.44
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$27,151,227.06
Second Allocation of Principal	$—	$—	$—	$—	$27,151,227.06
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$27,135,063.29
Third Allocation of Principal	$9,130,014.09	$9,130,014.09	$—	$—	$18,005,049.20
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,986,059.60
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,422,059.60
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,422,059.60
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,030,849.61
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,030,849.61
Remaining Funds to Certificates	$1,030,849.61	$1,030,849.61	$—	$—	$—
Total	$28,089,606.29	$28,089,606.29	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$634,085,118.32	$607,999,894.24
Note Balance	$630,693,908.33	$604,608,684.25
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	13	$143,626.78
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	48	$63,345.52
Monthly Net Losses (Liquidation Proceeds)			$80,281.26
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			(0.01)%
Preceding Collection Period			0.13%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$1,521,534.68
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	91	$1,486,729.17
60-89 Days Delinquent	0.09%	31	$538,359.95
90-119 Days Delinquent	0.01%	4	$45,310.44
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.34%	126	$2,070,399.56

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$39,706.67
Total Repossessed Inventory		4	$60,455.09

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		35	$583,670.39
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.11%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.22	0.04%	16	0.03%